Equity Securities at Fair Value - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trading Securities and Other Trading Assets [Line Items]
Equity securities, at fair value	$ 6,802,000	$ 6,673,000
Change in fair value of equity securities	873,000	2,594,000	$ 695,000
Proceeds from sales of equity securities	698,000	0	0
Equity securities, fair value	6,802,000	6,673,000
Proceeds from Sale of Equity Securities, FV-NI	698,000	0	$ 0
Equity Securities, FV-NI, Realized Gain	0
Equity Securities, FV-NI, Realized Loss	46,000
SBA Loan Fund | Northfield Bancorp, Inc. [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Equity securities without readily determinable fair value	5,000,000	14,300,000
Money Market Funds | Northfield Bancorp, Inc. [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Equity securities, at fair value	5,000,000	10,000,000
Equity securities, fair value	$ 5,000,000	$ 10,000,000